Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current					$ 750,410
Deferred					(244,686)	$ (645,774)
State
Current
Deferred
Change in valuation allowance					244,686	645,774
Income tax provision	$ (32,289)	$ 21,720	$ 423,659	$ 21,720	$ 750,410